Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions

Note 19 – Provisions

As of December 31, 2018 and 2017, the Bank has registered the following movements in its provisions:

a.	Other provisions

Provisions disclosed in liabilities as of December 31, 2018 and 2017 present the following detail:

	As of December 31,
	2018	2017
	MCh$	MCh$
Provisions for personnel salaries and expenses	99,945	90,559
Provisions for mandatory dividends	51,614	17,234
Provisions for contingent loans risk	45,848	—
Provisions for contingencies	17,496	10,096

Totals	214,903	117,889

b.	Movements in the provisions for contingent loans risk according to IFRS 9, for the year ended December 31, 2018 are as follows:

	Contingent loans risk
	Stage 1	Stage 2	Stage 3	Totals
	12-Month ECL	Lifetime ECL	Lifetime ECL
Balances as of December 31, 2017	—	—	—	—
Restatement of the prior year due to IFRS 9 adoption	13,485	44,107	2,099	59,691
Balances as of January 1, 2018	13,485	44,107	2,099	59,691
Changes in the allowances
- Transfers to stage 1	—	(504)	116	(388)
- Transfers to stage 2	(155)	—	268	113
- Transfers to stage 3	(42)	(66)	—	(108)
- Increases due to change in credit risk	2,283	5,528	38	7,849
- Decreases due to change in credit risk	(1,298)	(446)	(39)	(1,783)
- Charge-offs
- Changes due to modifications that did not result in derecognition
New financial assets originated or purchased	5,104	965	126	6,195
Financial assets that have been derecognized	(3,763)	(21,558)	(754)	(26,075)
Changes in models/risk parameters				—
Foreign exchange and other movements	265	86	3	354
Balances as of December 31, 2018	15,879	28,112	1,857	45,848

c.	The provision balance changes during 2018 and 2017, were as follows:

	Provisions for personnel salaries and expenses (i)	Provisions for mandatory dividends (ii)	Provisions for contingent loans risk	Provisions for contingencies (iii)	Totals
	MCh$	MCh$	MCh$		MCh$
Balances as of January 1, 2018	90,559	17,234	—	10,096	117,889
Provisions established due to IFRS 9 adoption	—	—	59,691	—	59,691
Provisions applied	(27,026)	(17,234)	—	—	(44,260)
Provisions recorded	53,156	51,614	14,511	8,993	128,274
Provisions released	(25,561)	—	(28,354)	(1,347)	(55,262)
Other movements	8,817	—	—	(246)	8,571

Balances as of December 31, 2018	99,945	51,614	45,848	17,496	214,903

	Provisions for personnel salaries and expenses (i)	Provisions for mandatory dividends (ii)	Provisions for contingencies (iii)	Totals
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	89,295	1,029	9,724	100,048
Provisions applied	(23,815)	—	—	(23,815)
Provisions recorded	91,722	17,234	586	109,542
Provisions released	(62,231)	(1,029)	—	(63,260)
Other movements	(4,412)	—	(214)	(4,626)

Balances as of December 31, 2017	90,559	17,234	10,096	117,889

(i)	Employee benefits and staff salaries are recorded in “Personnel salaries expenses.”
(ii)	Mandatory dividends are recorded in the Consolidated Statement of Changes in Equity, against “Provision for mandatory dividends.”
(iii)	The contingency provisions/ (releases) are included in Other operating (expenses)/income, depending on whether they are debit or a credit.

d.	Provisions for payroll and employee benefits

		As of December 31,
		2018	2017
		MCh$	MCh$
Provision for long-term termination benefits	(e.1)	8,298	7,914
Provision for pension plan	(e.2)	30,908	31,761
Provision for retroactive unemployment plan	(e.3)	373	371
Provision for retirements bonus plan	(e.4)	542	476
Provision for other employee benefits	(*)	46,249	36,811
Vacation accrual	(*)	13,575	13,226

Totals		99,945	90,559

(*)	Short-term benefits

e. The main aspects of the Bank’s long term employee benefits are detailed below

e.1) Other long-term employee benefits

Description: Annual payment during the month in which the employee completes a given number of years of service (in five-year intervals from 5 to 50).

Measurement: The projected unit credit method was used to determine the present value of the defined-benefit obligation and the corresponding service cost. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using assumptions such an average salary and social security benefits, projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity’s financial conditions.

The economic assumptions are summarized as follows:

	As of December 31,
	2018	2017
	%	%
Summary of economic assumptions
Discount rate	6.25	7.25
Expected rate of salary increase	5.70	6.50

The movements of the present value of the obligation for this type of benefit and the amounts recognized in the Consolidated Statements of Income are determined using the projected credit unit method and it consist of the following:

	As of December 31,
	2018	2017
	MCh$	MCh$
Balances as of January 1,	7,914	7,950
Net cost of benefits (*)	1,397	1,487
Payments	(973)	(856)
Provisions recorded	(350)	(51)
Exchange differences	310	(616)

Balances as of December 31,	8,298	7,914

(*) Detail of net cost of benefit is as follows:

	As of December 31,
	2018	2017
	MCh$	MCh$
Current services cost	836	866
Interest expense on obligation	561	621

Total	1,397	1,487

e.2) Pension plan

Description: Old-age pension or Survivors in accordance with the Social Security Law in Colombia and benefits acquired with the Entity.

Measurement: The projected unit credit method is using for the determination of present value of the obligation by benefit and the associated cost to that. Using this method the obligation by benefit is the present value of current benefits for past services, but calculating the plan benefit basing on the salary projected to the date on which it is assumed that the participant receives the benefit. The plan has no policy (without refund) or associated assets, being a structured financing according to the financial conditions of the entity.

The summary of the economic assumptions is as follows:

	As of December 31,
	2018	2017
	%	%
Assumptions
Discount rate	6.75	7.25
Expected rate of salary increases	3.20	4.00
Inflation rate	3.20	4.00

The detail of Pension plan balances movements is as follows:

	2018	2017
	MCh$	MCh$
Balances as of January 1,	31,761	34,768
Interest expense on obligation	2,359	2,742
Payments	(3,802)	(3,581)
Actuarial losses (gains)	(698)	223
Exchange differences	1,288	(2,391)

Balances as of December 31,	30,908	31,761

e.3) Retroactive unemployment plan

Description: Retroactive unemployment plan prior to Law 50 from 1990 in Colombia.

Measurement: The projected unit credit method was used to determine the present value of the defined-benefit obligation and the corresponding service cost. For all active plan participants, the “projected accrued benefit” is based on the plan formula and years of service as of the date of calculation, but using an average salary and social security benefits, etc., projected to the age at which it is assumed that the employee will stop providing services. The total benefit is used for inactive members. The plan does not have any related policies (and therefore no reimbursements) or assets, but rather uses structured funding based on the entity’s financial conditions.

The economic assumptions are summarized as follows:

	As of December 31,
	2018	2017
	%	%
Assumptions
Discount rate	5.75	7.25
Expected rate of salary increases	5.70	6.50
Inflation rate	3.20	4.00

The details of movements for this benefits during years ended December 31, 2018 and 2017 are as follows:

	2018	2017
	MCh$	MCh$
Balances as of January 1,	371	472
Current services costs	108	13
Interest expense on obligations	24	36
Actuarial gains	(32)	(19)
Payments of benefits	(115)	(93)
Exchange differences	17	(38)
Balances as of December 31,	373	371

e.4) Retirement Bonus Plan

Description: Fixed payment upon retirement

Measurement: The projected unit credit method is used to determine the present value of the benefit obligation and the corresponding cost. Under this method, the benefit obligation is the present value of the current benefits for past service but calculating the plan benefit based on the projected salary as of the date in which it is assumed that the participant will receive the benefit.

The economic assumptions are summarized as follows:

	As of December 31,
	2018	2017
	%	%
Summary of economic hypothesis
Discount rate(s)	6.75	7.50
Expected rate(s) of salary increase	5.20	6.00
Inflation rate	3.20	4.00

The amounts recognized for this benefit are as follows:

	2018	2017
	MCh$	MCh$
Balances as of January 1,	476	439
Current service costs	39	34
Interest expense on obligation	37	36
Actuarial (gains) losses	(24)	4
Payments of benefits	(5)	(3)
Exchange differences	19	(34)

Balances as of December 31,	542	476

The effect on Other Comprehensive Income is summarized as follows:

		For the years ended December 31,
		2018	2017	2016
		MCh$	MCh$	MCh$
Pension plan	(e.2)	(698)	223	3,761
Retroactive unemployment plan	(e.3)	(32)	(19)	159
Retirement bonus plan	(e.4)	(24)	4	—

Total recognition of obligations for defined benefits		(754)	208	3,920

Future payments

•

Future actuarial calculations may differ with respect to the calculations presented, due to the following factors: The experience of the plans differs from those anticipated by the selected economic and demographic hypotheses.

•	Changes in economic and demographic assumptions.

•

Expected increases or decreases as a natural part of the functioning of the methodology for these calculations (for example, the end of the amortization period or additional costs based on the financing situation of the plan).

•	Changes in the characteristics of the applicable plan or law, and with respect thereto, there are no significant events affecting the results presented since the last assessment.

The following is a detail of future payments for the year 2018 and 2017:

	Long-term termination benefits	Pension plan	Retroactive unemployment plan	Retirement benefit plan
2018	MCh$	MCh$	MCh$	MCh$
Fiscal year 2019	783	2,995	66	40
Fiscal year 2020	842	2,858	38	22
Fiscal year 2021	1,003	2,682	20	26
Fiscal year 2022	1,147	2,527	70	40
Fiscal year 2023-2031 (combined)	1,160	2,457	102	43
Fiscal year 2024-2031 (combined)	4,749	11,751	94	203

	Long-term termination benefits	Pension plan	Retroactive unemployment plan	Retirement bonus plan
2017	MCh$	MCh$	MCh$	MCh$
Fiscal year 2018	944	2,996	55	36
Fiscal year 2019	752	2,922	32	12
Fiscal year 2020	868	2,757	38	21
Fiscal year 2021	1,038	2,586	22	26
Fiscal year 2022	1,177	2,434	68	42
Fiscal year 2023-2027 (combined)	5,384	11,512	177	246